CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	120,000,000	120,000,000	120,000,000
Common stock shares issued	17,521,075	13,984,441	5,196,000
Common stock shares outstanding	17,521,075	13,984,441	5,196,000